CASH AND CASH EQUIVALENTS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and clearing	S/ 6,019,776	S/ 5,568,657
Interbank funds	17,202,211	11,077,112
Total cash and cash equivalents	23,212,197	16,633,196	S/ 22,044,868	S/ 21,689,466
Total cash	23,221,987	16,645,769
cash and deposits with banks [Member]
Cash and clearing	5,034,569	4,061,766
Deposits with Central Reserve Bank of Peru - BCRP	15,136,245	8,642,656
Deposits with local and foreign banks	2,828,830	3,778,238
Interbank funds	207,559	147,713
Accrued interest	4,994	2,823
Total cash and cash equivalents	23,212,197	16,633,196
Restricted funds	9,790	12,573
Total cash	S/ 23,221,987	S/ 16,645,769